Other long-term liabilities - Other long-term liabilities (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Severance liability	$ 293,254	$ 297,120
Customer deposit balance	348,022	366,947
Total other long-term liabilities	$ 641,276	$ 664,067